Note 14 - Employee Benefits (Details) - Activities Under all Plans - $ / shares	3 Months Ended	7 Months Ended		8 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Shares available for grant		96,341		96,341	96,341	96,341
Unvested restricted shares outstanding		0		0	0	0
Award value/weighted average exercise price (in Dollars per share)		$ 4.77		$ 4.77	$ 4.77	$ 4.77
Unvested options		0		0	0	0
Granted						0		0	0
The 2001 Plan [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Shares available for grant	0	0	0	0	0	0	0	0	0	0
Unvested restricted shares outstanding	0	0	0	0	0	0	0	0	0	0
Award value/weighted average exercise price (in Dollars per share)	$ 28.21	$ 0.00	$ 30.00	$ 0.00	$ 0.00	$ 0.00	$ 30.00	$ 30.00	$ 28.21	$ 28.21
Unvested options	0	0	0	0	0	0	0	0	0	0
Forfeited/expired						0		0
Forfeited/expired award value/weighted average exercise price (in Dollars per share)						$ 30.00		$ 27.33
Forfeited/expired unvested options						0		0
The 2009 Plan [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Shares available for grant	121,053	96,341	96,405	96,341	96,341	96,341	96,405	96,405	121,053	121,965
Unvested restricted shares outstanding	3,000	0	0	0	0	0	0	0	3,000	6,000
Award value/weighted average exercise price (in Dollars per share)	$ 4.77	$ 4.77	$ 4.77	$ 4.77	$ 4.77	$ 4.77	$ 4.77	$ 4.77	$ 4.77	$ 4.77
Unvested options	3,000	0	0	0	0	0	0	0	3,000	6,000
Unvested options weighted average grant date fair value (in Dollars per share)	$ 4.41		$ 4.41				$ 4.41	$ 4.41	$ 4.41	$ 4.41
Granted	(37,531)	(398)	(26,561)	(3,158)	(11,903)		(28,627)
Granted	0	0	0	0	0		0
Granted unvested options	0	0	0	0	0		0
Granted vesting period	3 years	1 year	3 years	1 year	3 years		3 years
Forfeited									5,400
Forfeited									0
Forfeited									0
Cancelled									31,219
Cancelled									0
Vested						0		0	0
Vested						0		(3,000)	(3,000)
Unvested options vested						0		(3,000)	(3,000)
Forfeited/expired								30,540
Forfeited/expired unvested options								0
First Forfeited/Expired [Member] | The 2009 Plan [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Forfeited/expired						395
Forfeited/expired unvested options						0
Second Forfeited/Expired [Member] | The 2009 Plan [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Forfeited/expired						15,000
Forfeited/expired unvested options						0
Restricted Stock [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Unvested restricted shares outstanding		38,886		38,886	38,886	38,886
Unvested options		38,886		38,886	38,886	38,886
Restricted Stock [Member] | The 2001 Plan [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Unvested restricted shares outstanding	0	0	0	0	0	0	0	0	0	0
Unvested options	0	0	0	0	0	0	0	0	0	0
Forfeited/expired						0		0
Restricted Stock [Member] | The 2009 Plan [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Unvested restricted shares outstanding	101,806	38,886	84,858	38,886	38,886	38,886	84,858	84,858	101,806	148,333
Unvested options	101,806	38,886	84,858	38,886	38,886	38,886	84,858	84,858	101,806	148,333
Granted	31,276	332	22,134	2,632	9,919		23,856
Granted unvested options	31,276	332	22,134	2,632	9,919		23,856
Forfeited									(4,500)
Forfeited									4,500
Cancelled									0
Vested						(58,526)		(62,938)	(73,303)
Unvested options vested						(58,526)		(62,938)	(73,303)
Forfeited/expired								0
Restricted Stock [Member] | First Forfeited/Expired [Member] | The 2009 Plan [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Forfeited/expired						(329)
Restricted Stock [Member] | Second Forfeited/Expired [Member] | The 2009 Plan [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Forfeited/expired						0
Employee Stock Option [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Options outstanding		15,000		15,000	15,000	15,000
Employee Stock Option [Member] | The 2001 Plan [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Options outstanding	45,540	0	15,000	0	0	0	15,000	15,000	45,540	45,540
Forfeited/expired						(15,000)		(30,540)
Employee Stock Option [Member] | The 2009 Plan [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Options outstanding	15,000	15,000	15,000	15,000	15,000	15,000	15,000	15,000	15,000	15,000
Granted	0	0	0	0	0		0
Forfeited									0
Cancelled									0
Vested						0		0	0
Forfeited/expired								0
Employee Stock Option [Member] | First Forfeited/Expired [Member] | The 2009 Plan [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Forfeited/expired						0
Employee Stock Option [Member] | Second Forfeited/Expired [Member] | The 2009 Plan [Member]
Note 14 - Employee Benefits (Details) - Activities Under all Plans [Line Items]
Forfeited/expired						0